10-K CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE AND STOCKHOLDERS' DEFICIT - USD ($)	Total	Note Conversion	Seed Preferred	Seed-1 Preferred	Seed-1 Preferred Note Conversion	Seed-2 Preferred	Seed-2 Preferred Note Conversion	Additional Paid-in Capital	Additional Paid-in Capital Note Conversion	Common	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance (in shares) at Dec. 31, 2020			983,734,155	0		0
Beginning balance at Dec. 31, 2020	$ 11,606,147		$ 983,734	$ 0		$ 0		$ 10,622,413
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises (in shares)			307,625,953	210,977,985	210,977,985		597,604,267
Shares issued in connection with warrant exercises	9,309,775	$ 3,250,290	$ 307,626		$ 210,978		$ 597,604	9,002,149	$ 2,441,708
Ending balance (in shares) at Dec. 31, 2021			1,291,360,108	210,977,985		597,604,267
Ending balance at Dec. 31, 2021	24,166,212		$ 1,291,360	$ 210,978		$ 597,604		22,066,270
Beginning balance (in shares) at Dec. 31, 2020										77,943,679
Beginning balance at Dec. 31, 2020	(16,577,734)									$ 7,794	$ 305,667	$ (16,890,913)	$ (282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)										140,067,000
Shares issued for common stock	575,633									$ 14,007	561,626
Repurchase of common stock (in shares)										(421,875)
Repurchase of common stock	(1,688)									$ (42)	(1,646)
Stock-based compensation	4,430,508										4,430,508
Net income (loss)	$ (35,753,239)											(35,753,239)
Ending balance (in shares) at Dec. 31, 2021	217,588,804									217,588,804
Ending balance at Dec. 31, 2021	$ (47,326,520)									$ 21,759	5,296,155	(52,644,152)	(282)
Ending balance at Mar. 31, 2022	24,166,212							22,066,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)										7,261,459
Shares issued for common stock	2,347									$ 726	1,621
Stock-based compensation	138,007										138,007
Net income (loss)	(7,937,071)											(7,937,071)
Ending balance (in shares) at Mar. 31, 2022										224,850,263
Ending balance at Mar. 31, 2022	(55,123,237)									$ 22,485	5,435,783	(60,581,223)	(282)
Beginning balance (in shares) at Dec. 31, 2021			1,291,360,108	210,977,985		597,604,267
Beginning balance at Dec. 31, 2021	24,166,212		$ 1,291,360	$ 210,978		$ 597,604		22,066,270
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises (in shares)			80,792,496
Shares issued in connection with warrant exercises	10,625,991		$ 10,625,991					10,545,199
Ending balance at Jun. 30, 2022	$ 34,792,203							32,611,469
Beginning balance (in shares) at Dec. 31, 2021	217,588,804									217,588,804
Beginning balance at Dec. 31, 2021	$ (47,326,520)									$ 21,759	5,296,155	(52,644,152)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(34,300,623)
Ending balance (in shares) at Jun. 30, 2022										229,850,263
Ending balance at Jun. 30, 2022	(81,134,834)									$ 22,985	5,787,238	(86,944,775)	(282)
Beginning balance (in shares) at Dec. 31, 2021			1,291,360,108	210,977,985		597,604,267
Beginning balance at Dec. 31, 2021	24,166,212		$ 1,291,360	$ 210,978		$ 597,604		22,066,270
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises (in shares)			80,792,496
Shares issued in connection with warrant exercises	10,625,991		$ 80,792					10,545,199
Ending balance (in shares) at Dec. 31, 2022			1,372,152,604	210,977,985		597,604,267
Ending balance at Dec. 31, 2022	$ 34,792,203		$ 1,372,152	$ 210,978		$ 597,604		32,611,469
Beginning balance (in shares) at Dec. 31, 2021	217,588,804									217,588,804
Beginning balance at Dec. 31, 2021	$ (47,326,520)									$ 21,759	5,296,155	(52,644,152)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)										24,713,199
Shares issued for common stock	92,309									$ 2,471	89,838
Stock-based compensation	2,300,619										2,300,619
Net income (loss)	$ (52,349,259)											(52,349,259)
Ending balance (in shares) at Dec. 31, 2022	242,302,003									242,302,003
Ending balance at Dec. 31, 2022	$ (97,282,851)									$ 24,230	7,686,612	(104,993,411)	(282)
Beginning balance at Mar. 31, 2022	24,166,212							22,066,270
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises (in shares)			80,792,496
Shares issued in connection with warrant exercises	10,625,991		$ 10,625,991					10,545,199
Ending balance at Jun. 30, 2022	34,792,203							32,611,469
Beginning balance (in shares) at Mar. 31, 2022										224,850,263
Beginning balance at Mar. 31, 2022	(55,123,237)									$ 22,485	5,435,783	(60,581,223)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)										5,000,000
Shares issued for common stock	12,134									$ 500	11,634
Stock-based compensation	339,821										339,821
Net income (loss)	(26,363,552)											(26,363,552)
Ending balance (in shares) at Jun. 30, 2022										229,850,263
Ending balance at Jun. 30, 2022	(81,134,834)									$ 22,985	5,787,238	(86,944,775)	(282)
Beginning balance at Dec. 31, 2022	$ 34,792,203		$ 1,372,152	$ 210,978		$ 597,604		32,611,469
Beginning balance (in shares) at Dec. 31, 2022	242,302,003									242,302,003
Beginning balance at Dec. 31, 2022	$ (97,282,851)									$ 24,230	7,686,612	(104,993,411)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)										1,618,333
Shares issued for common stock	26,340									$ 162	26,178
Stock-based compensation	1,515,816										1,515,816
Net income (loss)	(10,032,916)											(10,032,916)
Ending balance (in shares) at Mar. 31, 2023										243,920,336
Ending balance at Mar. 31, 2023	(105,773,611)									$ 24,392	9,228,606	(115,026,327)	(282)
Beginning balance (in shares) at Dec. 31, 2022			1,372,152,604	210,977,985		597,604,267
Beginning balance at Dec. 31, 2022	34,792,203		$ 1,372,152	$ 210,978		$ 597,604		32,611,469
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises	10,625,991							10,545,199
Ending balance (in shares) at Jun. 30, 2023			1,372,152,604	210,977,985		597,604,267
Ending balance at Jun. 30, 2023	$ 34,792,203							32,611,469
Beginning balance (in shares) at Dec. 31, 2022	242,302,003									242,302,003
Beginning balance at Dec. 31, 2022	$ (97,282,851)									$ 24,230	7,686,612	(104,993,411)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 6,488,627
Ending balance (in shares) at Jun. 30, 2023	591,760,547									591,760,547
Ending balance at Jun. 30, 2023	$ (73,611,110)									$ 59,176	24,834,780	(98,504,784)	(282)
Ending balance (in shares) at Jun. 30, 2023			1,372,152,604	210,977,985		597,604,267
Ending balance at Jun. 30, 2023	34,792,203							$ 32,611,469
Beginning balance (in shares) at Mar. 31, 2023										243,920,336
Beginning balance at Mar. 31, 2023	(105,773,611)									$ 24,392	9,228,606	(115,026,327)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)										347,840,211
Shares issued for common stock	14,360,522									$ 34,784	14,325,738
Stock-based compensation	1,280,436										1,280,436
Net income (loss)	$ 16,521,543											16,521,543
Ending balance (in shares) at Jun. 30, 2023	591,760,547									591,760,547
Ending balance at Jun. 30, 2023	$ (73,611,110)									$ 59,176	$ 24,834,780	$ (98,504,784)	$ (282)